Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue From Contracts With Customers [Abstract]
Schedule of Deferred Revenue
The movements in deferred revenue during the year ended December 31, 2023 are comprised of the following:

	December 31, 2023	December 31, 2022
Gold ounces delivered(1)	14,005	10,082

Balance, beginning of year	$86,055	$94,222
Advances	3,544	3,207
Accretion expense	3,032	3,407
Amortization of deferred revenue(2)	(17,082)	(14,781)
Balance, end of year	$75,549	$86,055

Current portion	$17,159	$16,580
Non-current portion	58,390	69,476

(1)        During the year ended December 31, 2023, the Company delivered 14,005 ounces of gold (December 31, 2022 - 10,082 ounces) to Royal Gold for average consideration of $386 per ounce (December 31, 2022 - $359 per ounce). At December 31, 2023, a cumulative 29,260 ounces (December 31, 2022 - 15,255 ounces) of gold have been delivered under the PMPA.
(2) Amortization of deferred revenue during the year ended December 31, 2023 was net of $2.5 million (December 31, 2022 - $0.3 million) for change in estimate attributed to advances received and change in life-of-mine production estimates.